Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Schedule of Trade Payables

	2025	2024	2023
	AUD$	AUD$	AUD$

CURRENT
Related parties - payable (refer note-25 (c))	5,755,168	589,166	4,936,423
Trade and other payables	6,989,462	9,866,518	1,776,345
Total trade and other payables	12,744,630	10,455,684	6,712,768